Investment in Convertible Note (Details) - USD ($)	4 Months Ended	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Investment in Convertible Note [Line Items]
Convertible note maturity	Dec. 29, 2025	Dec. 29, 2025
Interest income		$ 20,189
Investment in convertible note	$ 2,508,204	2,508,204
Fair value amount	(82,796)	(82,796)
Convertible note	$ 1,000,000	$ 1,000,000
Convertible Note [Member]
Investment in Convertible Note [Line Items]
Interest rate		6.00%